Net Debt - Summary of Movement in Net Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in net debt
Net increase/(decrease) in cash and cash equivalents, net of overdrafts	$ 563	$ (75)	$ (920)
Add back cash flows in respect of other components of net debt:
Issue of long-term bonds, including effect of currency swaps	(554)		(459)
Decrease/(increase) in other borrowings	268	(153)	(109)
Decrease/(increase) in net debt arising from cash flows	277	(228)
Non-cash movements:
Finance lease obligations	(4)	(4)
(Increase)/decrease in accrued interest	(3)	1
Exchange and other adjustments	51	(114)
Decrease/(increase) in net debt	321	(345)
Net debt at beginning of the year	(1,851)	(1,506)
Net debt at end of the year	$ (1,530)	$ (1,851)	$ (1,506)